Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions	12 Months Ended
Mar. 31, 2023
Mr. Mei Kanayama [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Representative director, director, and controlling shareholder
Seihinkokusai Co., Ltd. (“Seihinkokusai”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	An entity of which Mr. Kanayama’s wife is a director and the representative director
Takuetsu Kokusai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife.
Shintai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife.
Palpito [Member]
Related Party Transaction [Line Items]
Relationship to the Company	An equity investment entity of the Company
All Seas Global Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama.
Tokushin G.K.[Member]
Related Party Transaction [Line Items]
Relationship to the Company	A shareholder of the Company.
YST (HK) Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022